Other financial liabilities from virtual bank	12 Months Ended
Dec. 31, 2023
Other financial liabilities from virtual bank
Other financial liabilities from virtual bank

31   Other financial liabilities from virtual bank

	As at December 31,
	2022	2023
	RMB’000	RMB’000

Repurchase agreements	89,327	54,373

As at December 31, 2023, the repurchase agreements of OneConnect Bank amounting to RMB54,373,000 (HKD60,000,000) were secured by debt securities included in “Financial assets measured at fair value through other comprehensive income”.